Fair Value of Financial Instruments, Assets and Liabilities Measured on Nonrecurring Basis (Details) - Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value		$ 0
Liabilities, fair value		$ 0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans [Member] | Commercial and Industrial [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	$ 0
Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans [Member] | Commercial and Industrial [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	0
Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans [Member] | Commercial and Industrial [Member]
Fair Value, Asset and Liabilities [Abstract]
Assets, fair value	$ 1,983